ACQUISITIONS ACQUISITION 2 (Details) (DemagAG, USD $) In Millions, unless otherwise specified		72 Months Ended		192 Months Ended		60 Months Ended
	Aug. 16, 2011	Aug. 16, 2017 Technology [Member] years	Aug. 16, 2011 Technology [Member]	Aug. 16, 2027 Customer Relationships [Member] years	Aug. 16, 2011 Customer Relationships [Member]	Aug. 16, 2016 In Process Research and Development [Member] years	Aug. 16, 2011 In Process Research and Development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets acquired - Weighted Average Life (in years)		6		16		5
Definite-lived intangible assets acquired - Gross Carrying Amount	$ 302.3		$ 39.1		$ 251.8		$ 11.4